Schedule of Pro-forma Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Business Combination and Asset Acquisition [Abstract]
Revenues		$ 19,564,651
Net loss		$ (36,395,212)